Related Party Transactions - Disclosure of Transactions with Associates (Details) - Associates - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Power sales	$ 135	$ 127	$ 27
Purchased power	2	12	3
Asset management fees paid	$ 1	$ 2	$ 2